[QUARLES & BRADY LLP LETTERHEAD]

February 14, 2007

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:
North Track Funds, Inc. (the "Registrant")
1933 Act No. 33-12
1940 Act File No. 811-4401

Rule 497(j) Certification for Prospectus and Statement of Additional Information in Connection with Post-Effective Amendment No. 80 to Registration Statement on Form N-1A

Ladies and Gentlemen:

This is to certify that the definitive Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933 in connection with Post-Effective Amendment No. 80 (the "Amendment") to the Registration Statement on Form N-1A of the Registrant named above would not have contained any changes as compared to the forms of the Prospectuses and Statement of Additional Information included in said Amendment. Therefore, this certification is made in lieu of filing under paragraph (c) of Rule 497.

The Amendment was filed on February 12, 2007 pursuant to Rule 485(b) and automatically became effective on February 12, 2007. The definitive Prospectuses and Statement of Additional Information are dated February 12, 2007.

Very truly yours, QUARLES & BRADY LLP /s/ Fredrick G. Lautz Fredrick G. Lautz

cc (w/enc):	Mr. Brian K Andrew, President Ms. Sarah E. Schott, Secretary Ms. Vinita K. Paul, Assistant Secretary